Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Assets
RMBS	$ 1,918,832
Derivative assets	1,283
Liabilities
Derivative liability, at fair value	6,327
Level II
Assets
Derivative assets	1,283
Total	1,920,115
Liabilities
Derivative liability, at fair value	6,327
Total	6,327
Level II | Agency RMBS
Assets
RMBS	1,891,988
Level II | Agency interest-only strips classified as derivatives
Assets
RMBS	26,844
Total
Assets
Derivative assets	1,283
Total	1,920,115
Liabilities
Derivative liability, at fair value	6,327
Total	6,327
Total | Agency RMBS
Assets
RMBS	1,891,988
Total | Agency interest-only strips classified as derivatives
Assets
RMBS	$ 26,844